Secured Term Loan Facilities and Revolving Credit Facilities - March 2023 Senior Secured Term Loan (Details) - Line of Credit - USD ($) $ in Thousands	Mar. 20, 2023	Mar. 31, 2029	Dec. 31, 2025
Debt Instrument [Line Items]
Outstanding amount			$ 767,885
Senior Secured Term Loan | March 2023 Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument term	6 years
Line of credit facility, maximum borrowing capacity	$ 200,000
Outstanding amount			$ 108,500
Periodic payment	$ 8,300
Debt margin percentage	2.05%
Senior Secured Term Loan | March 2023 Senior Secured Term Loan | Forecast
Debt Instrument [Line Items]
Final payment amount		$ 20,600